ORGANIZATION	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 2 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as, the “Company” or “ICTS”) operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses.

The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America.

The technology segment is predominantly involved in the development and sale of authentication and identity security software to customers, predominantly in the Unites States of America and Europe.

Financial Condition

As of June 30, 2019, and December 31, 2018, the Company has a working capital deficit of $38,837 and $7,839 respectively and shareholders deficit of $31,420 and $34,856. During the periods ended June 30, 2019 and 2018, the Company incurred net loss from continuing operations of $657 and $1,531 respectively.

Management believes that the Company’s operating cash flows and third-party financing activities together with funds received following issuance of shares to third parties in ABC Technologies B.V. (see note 12) will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations will be successful.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.